Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Total plant and equipment	$ 173,473	$ 7,212
Total accumulated depreciation	(9,094)	(8)
Plant and equipment, net	164,379	7,204
Software Development (Work-In-Progress) [Member]
Total plant and equipment	7,535	6,896
Computer [Member]
Total plant and equipment	24,254
Office Equipment [Member]
Total plant and equipment	36,841	316
Furniture and Fittings [Member]
Total plant and equipment	15,149
Office Renovations [Member]
Total plant and equipment	$ 89,694